THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
-----------------------------------------------------------------
PRESIDENT'S MESSAGE
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DEAR SHAREHOLDER:
   The  management  of  The Rodney Square  Fund  and  The  Rodney
Square Tax-Exempt Fund is pleased to report to you on the Funds' activities for the fiscal year ended September 30, 1996.

INVESTMENT RESULTS*
   The U.S. Government Portfolio paid shareholders dividends of $0.05 per share during the year, the Money Market Portfolio paid dividends of $0.05 per share and The Rodney Square Tax-Exempt Fund paid dividends of $0.03 per share. Based on the Portfolios' net asset values of $1.00 per share, these dividends represented total returns of 5.08%, 5.17% and 3.11%, respectively.

ECONOMIC OVERVIEW
   During the past fiscal year, the economic pendulum has swung from slow, near-recession type growth, to growth in excess of the economy's long run noninflationary growth potential (2.0-2.5%), back to what appears to be trend growth. Soft final demand and a slowdown in inventory accumulation resulted in a meager 0.3% gain in fourth quarter GDP. The Federal Reserve (the "Fed") reacted to this anemic activity by lowering its federal funds rate target (an interbank lending rate) 25 basis points in December 1995. When the economy exhibited little signs of improvement early in the first quarter, the Fed responded with an additional 25 basis point cut in the federal funds rate to 5.25%-where it stands today. Concerned that a 5.25% federal funds rate was still too restrictive for a return to trend growth, the market priced for additional Fed ease. Market expectations for the federal funds rate, as determined by the federal funds futures market, anticipated a 4.5% rate by mid-year.

   As it turned out, the market misjudged the underlying trend of the economy as activity rebounded sharply later in the first quarter. Market expectations of a recession and additional Fed ease gave way to perceptions that the Fed would need to act preemptively to slow growth and curb incipient inflation pressure. Interest rates rose nearly 100 basis points across the yield curve in anticipation of a Fed move to a more restrictive monetary stance. Long-term Treasury yields climbed above 7% while one-year yields approached 6%.

   Since the Fed eased in January, the economy has experienced a powerful, broad based re-acceleration in growth. After posting a 2% increase for the first quarter, GDP growth surged 4.7% in the second quarter. Job growth has been strong, averaging over 206,000 per month thus far in 1996. A consequence of this above trend growth has been a tightening of labor market conditions. The unemployment rate reached a seven year low of 5.1% in August. It inched up to 5.2% in September when payroll employment took a surprising 40,000 dip, but remains well below most estimates of NAIRU (Non-Accelerating Inflation Rate of Unemployment). The tightness in the labor market has begun to exert upward pressure on wages.

   The  twelve-month change in average hourly earnings is  up  to
3.5 %. However, the wage pressure has not yet been reflected in the broader price measures. For the first nine months of 1996, the CPI was running at a 3.2% annual rate, up from 2.7 % in the first nine months of 1995, and 2.5% for all of last year. However, the core rate, which excludes the volatile food and energy components, was running at a 2.8% pace in the first nine months, down from 3.2% for the first nine months of 1995 and 3.0% for all of last year.

   Data available for the third quarter has generally provided evidence of moderating economic activity. Consumer spending, which represents about two thirds of GDP, is estimated to have increased at an annual rate of only about 1%. That is down significantly from the 3.5% annual pace of the first half of the year. Sluggishness in consumer spending during the quarter has led to downward revisions of third quarter GDP estimates to approximately 2%.

   Contrary to market expectations, moderating economic activity, along with still relatively benign core inflation readings, have allowed the Fed to remain on the sidelines. The Fed apparently feels comfortable with its forecast that continued moderating growth will keep price pressures from intensifying. Market participants evidently agreed as long-term and one-year Treasury yields fell to approximately 6.75% and 5.50%, respectively.

   Going forward, the major issue facing the Fed and the markets is whether consumer spending is poised to rebound in the fourth quarter. Consumer fundamentals are solid. A combination of high confidence, rising incomes, and low unemployment are positive factors that could set the stage for a return to above-trend growth. Additionally, the resiliency of the housing market reinforces the view that the third-quarter slowdown will not be sustained. Single-family home sales rose in August to an 832,000 annual rate, the highest level in ten years. A rebound in spending in the fourth quarter would put additional pressure on resources and lead to an intensification of price pressure. Such an occurrence could precipitate a tightening of monetary policy by year end.

INVESTMENT STRATEGY
   As noted in the economic overview, the fixed income markets experienced a good deal of interest rate volatility during the past fiscal year. This volatility resulted from changing market perceptions regarding the underlying strength of the economy and the direction of monetary policy. Rodney Square Management
Corporation, the Funds' Manager attempts to anticipate directional changes in interest rates and swings in market psychology. Within the context of regulatory and liquidity constraints, the Funds' Manager then adjusts each portfolio's weighted average maturity in an effort to maximize the return to shareholders. Judging by the favorable returns of each of the Portfolios versus its peer group, the Funds' Manager believes it had success this past fiscal year.*

   As measured by IBC's Money Fund Report, The Money Market Portfolio had a 12-month total return of 5.17% versus 5.00% for IBC's First Tier fund average; the U.S. Government Portfolio returned 5.08% versus 4.89% for the IBC's Government and Agency average; and The Tax-Exempt Fund had a 12-month total return of 3.11% versus 3.04% for IBC's Stockbroker & General Purpose category average.*

   More importantly, however, we are pleased to have provided the shareholders of each Portfolio with consistently competitive returns through the years.

   We invite your comments and questions and we thank you for your investment in the Funds.


                                  Sincerely,

                                  /s/ Martin L. Klopping
                                  Martin L. Klopping

                                  President



   November 18, 1996

--------------------------
* PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN EITHER FUND IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00.

THE RODNEY SQUARE FUND/U.S. GOVERNMENT PORTFOLIO
------------------------------------------------
INVESTMENTS/SEPTEMBER 30, 1996
(Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------------

                                                                      PRINCIPAL         VALUE
                                                                       AMOUNT          (NOTE 2)
                                                                      ---------       ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.7%
 FEDERAL FARM CREDIT BANKS DISCOUNT NOTES - 19.0%
   Federal Farm Credit Banks Notes, 5.28%, 10/16/96............    $   8,600,000    $   8,581,080
   Federal Farm Credit Banks Notes, 5.24%, 10/21/96............        9,140,000        9,113,392
   Federal Farm Credit Banks Notes, 5.34%, 10/22/96............        9,000,000        8,971,965
   Federal Farm Credit Banks Notes, 5.18%, 11/05/96............        5,000,000        4,974,819
   Federal Farm Credit Banks Notes, 5.20%, 11/26/96............       17,500,000       17,358,444
   Federal Farm Credit Banks Notes, 5.37%, 12/02/96............        5,000,000        4,953,758
   Federal Farm Credit Banks Notes, 5.43%, 12/26/96............        6,185,000        6,104,770
   Federal Farm Credit Banks Notes, 5.55%, 05/08/97............        5,000,000        4,831,189
                                                                                    -------------
                                                                                       64,889,417
                                                                                    -------------
 FEDERAL FARM CREDIT BANKS NOTES - 4.4%
   Federal Farm Credit Banks Notes, 5.53%, 10/01/96............        5,000,000        5,000,000
   Federal Farm Credit Banks Notes, 5.60%, 06/03/97............       10,000,000        9,990,603
                                                                                    -------------
                                                                                       14,990,603
                                                                                    -------------
 FEDERAL HOME LOAN BANKS DISCOUNT NOTES - 26.5%
   Federal Home Loan Banks Notes, 5.39%, 10/09/96..............       10,000,000        9,988,022
   Federal Home Loan Banks Notes, 5.29%, 10/15/96..............       15,000,000       14,969,142
   Federal Home Loan Banks Notes, 5.40%, 11/06/96..............        5,000,000        4,973,000
   Federal Home Loan Banks Notes, 5.25%, 11/12/96..............       10,000,000        9,938,750
   Federal Home Loan Banks Notes, 5.23%, 11/13/96..............       18,000,000       17,887,555
   Federal Home Loan Banks Notes, 5.38%, 12/19/96..............        8,000,000        7,905,551
   Federal Home Loan Banks Notes, 5.52%, 01/13/97..............        5,000,000        4,920,267
   Federal Home Loan Banks Notes, 5.45%, 01/24/97..............        5,390,000        5,296,162
   Federal Home Loan Banks Notes, 5.26%, 01/27/97..............        9,685,000        9,518,020
   Federal Home Loan Banks Notes, 5.255%, 02/07/97.............        5,000,000        4,905,847
                                                                                    -------------
                                                                                       90,302,316
                                                                                    -------------
 FEDERAL HOME LOAN BANKS NOTES - 7.9%
   Federal Home Loan Banks Notes, 5.21%, 11/13/96*.............       10,000,000        9,999,203
   Federal Home Loan Banks Notes, 4.86%, 02/07/97..............        7,000,000        6,981,328
   Federal Home Loan Banks Notes, 5.21%, 06/17/97*.............       10,000,000        9,994,536
                                                                                    -------------
                                                                                       26,975,067
                                                                                    -------------
 TENNESSEE VALLEY AUTHORITY DISCOUNT NOTES - 2.9%
   Tennessee Valley Auth. Notes, 5.20%, 11/07/96...............       10,000,000        9,946,555
                                                                                    -------------

        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $207,103,958)...........       207,103,958
                                                                                    -------------

U.S. TREASURY OBLIGATIONS - 3.2%
   U.S. Treasury Notes, 8.50%, 04/15/97........................        6,000,000        6,086,133
   U.S. Treasury Notes, 6.50%, 05/15/97........................        5,000,000        5,018,404
                                                                                    -------------

        TOTAL U.S. TREASURY OBLIGATIONS (COST $11,104,537).....................        11,104,537
                                                                                    -------------

REPURCHASE AGREEMENTS - 36.3%
 With   Goldman,  Sachs  &  Co.:   at
   5.85%,  dated  09/30/96,   to   be
   repurchased   at  $70,011,375   on
   10/01/96,    collateralized     by
   $71,400,000   Federal     National
   Mortgage   Association  Securities
   with various coupons and maturities to 08/01/34                 $  70,000,000    $  70,000,000

 With   UBS   Securities,  Inc.:   at
   5.92%,  dated  09/30/96,   to   be
   repurchased   at  $53,998,178   on
   10/01/96,    collateralized     by
   $55,071,286  Government   National
   Mortgage   Association  Securities
   with various coupons and maturities to 09/15/26                    53,989,300       53,989,300
                                                                                    -------------

        TOTAL REPURCHASE AGREEMENTS (COST $123,989,300)........................       123,989,300
                                                                                    -------------



TOTAL INVESTMENTS (COST $342,197,795)+ - 100.2%................................       342,197,795
                                                                                    -------------

OTHER ASSETS AND LIABILITIES, NET - (0.2)%.....................................          (771,686)
                                                                                    -------------

NET ASSETS - 100.0%............................................................      $341,426,109
                                                                                    =============


* Denotes a Variable or Floating Rate Note. Variable and Floating Rate Notes are instruments whose rates change periodically. The rate shown is the interest rate as of September 30, 1996.
+  Cost for federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND/MONEY MARKET PORTFOLIO
---------------------------------------------
INVESTMENTS/SEPTEMBER 30, 1996
(Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------------

                                                                         MOODY'S/S&P     PRINCIPAL            VALUE
                                                                           RATING         AMOUNT             (NOTE 2)
                                                                         -----------     ---------           --------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.5%
   Federal Home Loan Banks Notes, 5.38%, 03/14/97
     (COST $5,000,000).............................................        P-1/A-1+    $  5,000,000      $    5,000,000
                                                                                                          -------------


TAXABLE MUNICIPAL SECURITIES - 6.2%
 ILLINOIS - 0.7%
   Illinois Dev. Fin. Auth. Rev. Bonds (American College of
     Surgeons Proj.), Ser. 1996, 5.60%, 08/01/26*..................        NR/A-1+        7,000,000           7,000,000
                                                                                                          -------------

 MICHIGAN - 1.7%
   Genesys Health Sys., Ser. 1995A, 5.64%, 04/01/20*................      VMIG1/A-1      16,700,000          16,700,000
                                                                                                          -------------

 NEW YORK - 3.8%
   New York City, NY, Ser. H, Subser. H-7, 5.55%, 11/13/96..........      VMIG1/A-1+     29,000,000          29,000,000
   New York City, NY, Ser. 1996 A-2, 5.57%, 12/19/96................       P-1/A-1+       8,500,000           8,500,000
                                                                                                          -------------
                                                                                                             37,500,000
                                                                                                          -------------

        TOTAL TAXABLE MUNICIPAL SECURITIES (COST $61,200,000)....................................            61,200,000
                                                                                                          -------------

CERTIFICATES OF DEPOSIT - 18.9%
 FOREIGN BANKS, FOREIGN CENTERS - 1.0%
   Abbey National, 5.82%, 01/13/97..................................       P-1/A-1+      10,000,000          10,002,525
                                                                                                          -------------

 U.S. BANKS, U.S. BRANCHES - 3.1%
   First Alabama Bank, 5.34%, 10/21/96..............................       P-1/A-1+      30,000,000          30,000,000
                                                                                                          -------------

 FOREIGN BANKS, U.S. BRANCHES - 14.8%
   Bank of Nova Scotia, 5.56%, 01/21/97.............................       P-1/A-1+      45,000,000          45,007,319
   Bayerische Hypotheken & Wechselban, 5.40%, 11/25/96..............       P-1/A-1       20,000,000          20,000,000
   Canadian Imperial Bank of Commerce, 5.91%, 05/09/97..............       P-1/A-1+       5,000,000           5,000,000
   Credit Agricole, 5.53%, 10/17/96.................................       P-1/A-1+      30,000,000          30,000,000
   National Westminster, 5.56%, 01/17/97............................       P-1/A-1+      20,000,000          20,003,038
   Rabobank, 5.56%, 02/18/97........................................       P-1/A-1+      25,000,000          25,002,772
                                                                                                          -------------
                                                                                                            145,013,129
                                                                                                          -------------

        TOTAL CERTIFICATES OF DEPOSIT (COST $185,015,654)........................................           185,015,654
                                                                                                          -------------

COMMERCIAL PAPER - 34.9%
 AUTOMOBILES - 3.0%
   Daimler-Benz North America Corp., 5.64%, 01/08/97................       P-1/A-1       15,000,000          14,767,350
   Daimler-Benz North America Corp., 5.40%, 01/23/97................       P-1/A-1       15,000,000          14,743,500
                                                                                                          -------------
                                                                                                             29,510,850
                                                                                                          -------------
 BANKS - 4.0%
   Commerzbank U.S. Fin., Inc., 5.55%, 01/17/97.....................       P-1/A-1+    $ 40,000,000      $   39,334,000
                                                                                                          -------------

 BUILDING & BUILDING SUPPLIES - 4.0%
   CSR America, Inc., 5.33%, 10/18/96...............................       P-1/A-1       10,000,000           9,974,831
   CSR America, Inc., 5.30%, 10/24/96...............................       P-1/A-1       10,000,000           9,966,139
   CSR America, Inc., 5.35%, 12/03/96...............................       P-1/A-1        5,000,000           4,953,187
   CSR America, Inc., 5.44%, 02/13/97...............................       P-1/A-1       10,000,000           9,796,000
   CSR Fin. Ltd., 5.30%, 10/22/96...................................       P-1/A-1        5,000,000           4,984,542
                                                                                                          -------------
                                                                                                             39,674,699
                                                                                                          -------------
 CHEMICALS - 3.8%
   Akzo Nobel Inc., 5.45%, 10/17/96.................................       P-1/A-1       10,000,000           9,975,778
   Akzo Nobel Inc., 5.32%, 11/18/96.................................       P-1/A-1       15,000,000          14,893,600
   Akzo Nobel Inc., 5.40%, 01/09/97.................................       P-1/A-1       12,750,000          12,558,750
                                                                                                          -------------
                                                                                                             37,428,128
                                                                                                          -------------
 ENTERTAINMENT - 2.1%
   Walt Disney Co., 5.30%, 10/11/96.................................       P-1/A-1       20,000,000          19,970,555
                                                                                                          -------------

 FINANCE - 2.6%
   PGA Tour Investment Fin., Inc., 5.32%, 11/12/96..................       P-1/A-1       25,500,000          25,341,730
                                                                                                          -------------

 INTERNATIONAL TRADING - 1.6%
   Daewoo International (America) Corp., 5.37%, 10/11/96............       P-1/A-1+      15,000,000          14,977,625
                                                                                                          -------------

 LEASING - 6.5%
   International Lease Fin. Corp., 5.45%, 03/14/97..................       P-1/A-1       25,000,000          24,379,305
   Vehicle Services Corp. of America Ltd., 5.34%, 11/15/96..........       P-1/A-1        5,000,000           4,966,625
   Vehicle Services Corp. of America Ltd., 5.45%, 11/21/96..........       P-1/A-1        5,000,000           4,961,396
   Vehicle Services Corp. of America Ltd., 5.50%, 12/05/96..........       P-1/A-1       29,500,000          29,207,049
                                                                                                          -------------
                                                                                                             63,514,375
                                                                                                          -------------
 LEISURE TIME - 4.0%
   Bass Fin. (C.I.) Ltd., 5.48%, 12/20/96...........................       P-1/A-1       40,000,000          39,512,889
                                                                                                          -------------

 MEDICAL & MEDICAL SERVICES - 0.8%
   Medical Bldg. Funding VII, 5.875%, 12/11/96......................        NR/A-1        8,300,000           8,203,830
                                                                                                          -------------

 PHARMACEUTICALS - 2.0%
   Zeneca Wilmington Inc., 5.35%, 12/17/96..........................       P-1/A-1+      20,000,000          19,771,138
                                                                                                          -------------

 SECURITIES DEALERS - 0.5%
   Merrill Lynch & Co., Inc., 5.40%, 01/14/97.......................       P-1/A-1+       5,000,000           4,921,250
                                                                                                          -------------

        TOTAL COMMERCIAL PAPER (COST $342,161,069)...............................................           342,161,069
                                                                                                          -------------

CORPORATE NOTES - 14.8%
 BANKS - 13.8%
   Abbey National Treasury Services, 5.29%, 07/15/97*...............        Aa2/AA     $ 30,000,000     $    29,983,959
   Bank One Columbus, 5.26%, 07/01/97*..............................       P-1/A-1+      35,000,000          34,974,869
   Bayerische Landesbank, NY, 5.51%, 11/20/96.......................       P-1/A-1+      25,000,000          25,007,623
   Morgan Guaranty Trust Co., 5.29%, 04/22/97*......................       P-1/A-1+      25,000,000          24,994,606
   Society National Bank Cleveland, 5.92%, 05/21/97.................       P-1/A-1       20,000,000          20,000,000
                                                                                                          -------------
                                                                                                            134,961,057
                                                                                                          -------------
 FINANCIAL - 1.0%
   General Electric Cap. Corp., 5.42%, 10/25/96*....................       Aaa/AAA        8,570,000           8,570,650
   General Electric Cap. Corp., 5.30%, 01/03/97.....................       Aaa/AAA        1,000,000             999,075
                                                                                                          -------------
                                                                                                              9,569,725
                                                                                                          -------------

        TOTAL CORPORATE NOTES (COST $144,530,782)................................................           144,530,782
                                                                                                          -------------

BANKERS' ACCEPTANCE NOTICES - 4.7%
   CoreStates Bank, 5.44%, 10/29/96.................................       P-1/A-1       11,615,160          11,566,015
   CoreStates Bank, 5.45%, 10/29/96.................................       P-1/A-1       13,384,840          13,328,103
   CoreStates Bank, 5.45%, 01/23/97.................................       P-1/A-1        6,300,000           6,191,272
   CoreStates Bank, 5.53%, 03/12/97.................................       P-1/A-1        8,000,000           7,800,920
   Mellon Bank, 5.48%, 10/03/96.....................................       P-1/A-1        7,300,000           7,297,778
                                                                                                          -------------

        TOTAL BANKERS' ACCEPTANCE NOTICES (COST $46,184,088).....................................            46,184,088
                                                                                                          -------------

REPURCHASE AGREEMENT - 20.0%
With  UBS Securities, Inc.: at 5.92%,
   dated  09/30/96, to be repurchased
   at   $196,490,907   on   10/01/96,
   collateralized   by   $200,392,357
   Government    National    Mortgage
   Association    Securities     with
   various coupons and maturity dates to 09/15/26 (COST $196,458,600).............     196,458,600          196,458,600
                                                                                                          -------------



TOTAL INVESTMENTS (COST $980,550,193)+ - 100.0%...................................................          980,550,193
                                                                                                          -------------

OTHER ASSETS AND LIABILITIES, NET - 0.0%..........................................................              305,933
                                                                                                          -------------

NET ASSETS - 100.0%...............................................................................         $980,856,126
                                                                                                          =============

* Denotes a Variable or Floating Rate Note. Variable and Floating Rate Notes are instruments whose rates change periodically. The rate shown is the interest rate as of September 30, 1996.
+  Cost for federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------------------
INVESTMENTS/SEPTEMBER 30, 1996
(Showing Percentage of Total Value of Net Assets)
------------------------------------------------------------------------------

                                                                         MOODY'S/S&P     PRINCIPAL            VALUE
                                                                           RATING         AMOUNT             (NOTE 2)
                                                                         -----------     ---------           --------
MUNICIPAL BONDS - 99.9%
 ALABAMA - 3.8%
   Birmingham, AL Gen. Oblig. Ref. Bonds, Ser. 1994A, 3.80%,
     06/01/18*.....................................................       VMIG1/A-1+   $  5,000,000     $     5,000,000
   Birmingham, AL Gen. Oblig. Ref. Bonds, Ser. 1995, 3.80%,
     06/01/23*.....................................................       VMIG1/A-1+      4,000,000           4,000,000
                                                                                                          -------------
                                                                                                              9,000,000
                                                                                                          -------------
 ALASKA - 2.5%
   Anchorage, AK Higher Educ. (Alaska Pacific Univ.), Ser. 1993,
     3.85%, 07/01/17*                                                      NR/A-1+        5,900,000           5,900,000
                                                                                                          -------------

 CALIFORNIA - 2.0%
   State of California 1996-1997 Rev. Anti. Notes, 4.50%, 06/30/97..      MIG1/SP-1+      4,800,000           4,818,231
                                                                                                          -------------

 DISTRICT OF COLUMBIA - 7.2%
   Dist. of Columbia Gen. Oblig. Bonds, Ser. 1991B-1, 4.05%,
     06/01/03*.....................................................       VMIG1/A-1+      5,700,000           5,700,000
   Dist. of Columbia Gen. Oblig. Bonds, Ser. B-2, 4.05%, 06/01/03*.       VMIG1/A-1+        400,000             400,000
   Dist. of Columbia (American Univ.), Ser. 1985, 3.95%, 10/01/15*.        VMIG1/NR      10,000,000          10,000,000
   Dist. of Columbia (American Univ.), Ser. 1986A, 3.95%, 12/01/15*        VMIG1/NR       1,000,000           1,000,000
                                                                                                          -------------
                                                                                                             17,100,000
                                                                                                          -------------
 FLORIDA - 2.3%
   City of Jacksonville, FL Poll. Cntrl. Rev. Bonds TECP (Florida
     Power & Light Co. Proj.), Ser. 1992, 3.70%, 12/13/96..........        P-1/A-1+       3,000,000           3,000,000
   St. Lucie County, FL Poll. Cntrl. Rev. Ref. Bonds TECP (Florida
     Power & Light Co. Proj.), Ser. 1994A, 3.70%, 12/13/96.........        P-1/A-1+       2,500,000           2,500,000
                                                                                                          -------------
                                                                                                              5,500,000
                                                                                                          -------------
 GEORGIA - 6.3%
   Assoc. County Commission of Georgia TECP (Cherokee County
     Georgia Public Purpose Proj.), 4.55%, 12/01/96................        Aaa/AAA        3,000,000           3,005,852
   Atlanta, GA Downtown Dev. Auth. (Care Proj.), Ser. 1993,
     3.90%, 06/01/13*..............................................        VMIG1/NR       2,600,000           2,600,000
   Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds (Georgia
     Kraft Co. Proj.), 3.90%, 12/01/05*............................         P-1/NR        4,600,000           4,600,000
   Fulton County, GA Dev. Auth. Rev. Bonds, 3.90%, 12/01/10*.......         Aa3/NR        2,000,000           2,000,000
   Municipal Gas Auth. of Georgia Gas Rev. Bonds TECP (Southern
     Portfolio), Ser. B, 3.70%, 10/18/96...........................        NR/A-1+        2,800,000           2,800,000
                                                                                                          -------------
                                                                                                             15,005,852
                                                                                                          -------------
 IDAHO - 2.5%
   Idaho Health Fac. Auth. Rev. Bonds (St. Luke's Regional
     Medical Ctr. Proj.), Ser. 1995, 3.95%, 05/01/22*..............        VMIG1/NR       5,950,000           5,950,000
                                                                                                          -------------

 ILLINOIS - 9.1%
   City of Chicago, IL O'Hare International Airport (American
     Airlines), Ser. 1983C, 4.00%, 12/01/17*.......................         P-1/NR     $  3,000,000     $     3,000,000
   City of Chicago, IL O'Hare International Airport (American
     Airlines), Ser. 1983D, 4.00%, 12/01/17*.......................         P-1/NR        2,000,000           2,000,000
   Illinois Health Fac. Auth. Rev. TECP (University of Chicago),
     3.75%, 01/30/97...............................................       VMIG1/A-1+     11,500,000          11,500,000
   Illinois Health Fac. Auth. (Healthcorp Affiliates - Central
     Du Page Hospital Proj.), Ser. 1990, 3.95%, 11/01/20*..........        VMIG1/NR       3,900,000           3,900,000
   Illinois Health Fac. Auth. Rev. (Northwestern Memorial
     Hosp.), Ser. 1995, 3.85%, 08/15/25*...........................       VMIG1/A-1+      1,100,000           1,100,000
                                                                                                          -------------
                                                                                                             21,500,000
                                                                                                          -------------
 INDIANA - 3.6%
   Indiana Educ. Auth. Rev. Bonds (Saint Mary of The Woods
     College), 3.85%, 02/15/26*....................................        NR/A-1+        2,000,000           2,000,000
   Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access
     Designated Pool Proj.), Ser. 1992, 3.85%, 12/01/02*...........        VMIG1/NR       2,700,000           2,700,000
   Indiana Health Fac. Fin. Auth. Rev. Bonds (Cap. Access
     Designated Pool Proj.), Ser. 1991, 3.85%, 08/01/06*...........        VMIG1/NR       3,875,000           3,875,000
                                                                                                          -------------
                                                                                                              8,575,000
                                                                                                          -------------
 IOWA - 2.5%
   Des Moines, IA Methodist Sys. Inc. Hosp. Fac. (Methodist
     Medical Center Proj.), Ser. 1985, 3.85%, 08/01/15*............        VMIG1/NR       2,735,000           2,735,000
   Univ. of Iowa Fac. Corp. (Human Biology Research Proj.),
     Ser. 1985A, 4.05%, 06/01/05*..................................         NR/A-1        3,125,000           3,125,000
                                                                                                          -------------
                                                                                                              5,860,000
                                                                                                          -------------
 LOUISIANA - 8.9%
   Louisiana Public Fac. Auth. Hosp. Rev. Bonds (Willis-Knighton
     Medical Center Proj.), Ser. 1993, 3.80%, 09/01/23*............       VMIG1/A-1       7,000,000           7,000,000
   Louisiana Public Fac. Auth. Hosp. Rev. Bonds (Willis-Knighton
     Medical Center Proj.), Ser. 1995, 3.80%, 09/01/25*............       VMIG1/A-1       3,500,000           3,500,000
   Plaquemines, LA Port Harbor & Terminal Dist. Marine Terminal
     Fac. Rev. Bonds TECP, 3.70%, 12/05/96.........................        P-1/A-1+      10,500,000          10,500,000
                                                                                                          -------------
                                                                                                             21,000,000
                                                                                                          -------------
 MICHIGAN - 1.1%
   Michigan State Hosp. Fin. Auth. (St. Marys Hosp. of Livonia),
     Ser. 1996A, 3.95%, 07/01/17*..................................       VMIG1/A-1       2,500,000           2,500,000
                                                                                                          -------------

 MISSISSIPPI - 2.4%
   Mississippi Business Fin. Corp. Ind. Dev. Rev.
     Bonds (Mississippi College Proj.), Ser. 1996, 3.85%, 09/01/06*          NR/A-1       5,000,000           5,000,000
   Mississippi Hosp. Equip. & Fac. Auth. (Mississippi Baptist
     Medical Center), Ser. 1990B, 3.80%, 07/01/12*.................        VMIG1/NR         715,000             715,000
                                                                                                          -------------
                                                                                                              5,715,000
                                                                                                          -------------
 MISSOURI - 2.7%
   Missouri Health & Educ. Fac. Auth. TECP (SSM Healthcare),
     Ser. 1988C, 3.60%, 10/15/96...................................        VMIG1/NR       5,700,000           5,700,000
   Missouri St. Environ. Imp. & Energy Resource Auth. Poll.
     Cntrl. Rev. Bonds (Noranda Aluminum Inc. Proj.), 4.05%,
     10/01/02*.....................................................        VMIG1/NR         800,000             800,000
                                                                                                          -------------
                                                                                                              6,500,000
                                                                                                          -------------
 MONTANA - 2.9%
   Forsyth, Mt Poll. Cntrl. Rev. Bonds (Portland General
     Electric), Ser. 1983B, 3.75%, 06/01/13*.......................        P-1/A-1+       6,900,000           6,900,000
                                                                                                          -------------

 NEW YORK - 0.2%
   New York, NY, Subser. A-4, 3.85%, 08/01/22*......................      VMIG1/A-1+        500,000             500,000
                                                                                                          -------------

 NORTH CAROLINA - 2.1%
   Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth.
     (Texas Gulf), Ser. 1985, 3.93%, 10/01/05*.....................         Aa1/NR        5,000,000           5,000,000
                                                                                                          -------------

 PENNSYLVANIA - 3.4%
   Montgomery County, PA Poll. Cntrl. Rev. Bonds TECP (PECO
     Energy Co. Proj.), Ser. 1996A, 3.65%, 03/01/34*...............        P-1/A-1+       8,000,000           8,000,000
                                                                                                          -------------

 TENNESSEE - 1.9%
   Public Auth. of Clarksville, TN Pooled Rev. Bonds, Ser. 1994,
     3.85%, 06/01/24*..............................................         NR/A-1        4,600,000           4,600,000
                                                                                                          -------------

 TEXAS - 21.6%
   Angelina & Neches River Auth. of Texas IDC Solid Waste
     Disposal, Ser. 1984C, 3.90%, 05/01/14*........................         P-1/NR          700,000             700,000
   Angelina & Neches River Auth. of Texas IDC Solid Waste
     Disposal, Ser. 1984E, 3.90%, 05/01/14*........................         P-1/NR          800,000             800,000
   Bexar County, TX Health Fac. Dev. Corp. Rev. Bonds (Air
     Force Village II Proj.), Ser. 1985B, 3.80%, 03/01/12*.........        NR/A-1+       10,100,000          10,100,000
   City of Brownsville, TX Utilities Sys. TECP, Ser. A, 3.70%,
     11/19/96......................................................        P-1/A-1+       6,700,000           6,700,000
   Dallas TX Area Rapid Transit TECP, 3.70%, 12/13/96..............        P-1/A-1+       9,300,000           9,300,000
   Harris County, TX Health Fac. Auth. Dev. Corp. (St. Luke's
     Episcopal Hosp. Proj.), Ser. C, 4.00%, 02/15/16*..............        NR/A-1+     $  2,000,000     $     2,000,000
   Harris County, TX Health Fac. Dev. Corp. (Methodist Hosp.),
     4.00%, 12/01/25*..............................................        NR/A-1+        9,700,000           9,700,000
   North Central, TX Health Fac. Dev. Corp. (Methodist Hosp.
     of Dallas), Ser. 1985B, 4.00%, 10/01/15*......................         NR/A-1        6,000,000           6,000,000
   State of Texas Tax and Rev. Antic. Notes, Series 1996, 4.75%,
     08/29/97......................................................       MIG1/SP-1       5,825,000           5,866,473
                                                                                                          -------------
                                                                                                             51,166,473
                                                                                                          -------------
 UTAH - 2.0%
   Salt Lake City, UT Rev. Bonds, Ser. 1990, 3.80%, 01/01/20*.......      VMIG1/A-1+      4,700,000           4,700,000
                                                                                                          -------------

 WASHINGTON - 4.0%
   King County, WA Sewer Rev. Bonds TECP, 3.55%, 11/08/96...........       P-1/A-1        6,800,000           6,800,000
   Washington Health Care Fac. Auth. Rev. Bonds (Fred Hutchinson
     Cancer Research Center), Ser. 1996, 3.95%, 01/01/23*..........        VMIG1/NR       2,800,000           2,800,000
                                                                                                          -------------
                                                                                                              9,600,000
                                                                                                          -------------
 WYOMING - 4.9%
   Green River, WY Poll. Cntrl. Rev. Bonds (Texas Gulf Inc.),
     Ser. 1984, 4.05%, 12/01/04*...................................         Aa2/NR        2,000,000           2,000,000
   Sweetwater County, WY Poll. Cntrl. Rev. Bonds TECP (Pacificorp
     Proj.), Ser. 1988A, 3.55%, 10/17/96...........................        P-1/A-1+       7,500,000           7,500,000
   Sweetwater County, WY Poll. Cntrl. Rev. Bonds (Pacificorp
     Proj.), Ser. 1984, 3.75%, 12/01/14*...........................        P-1/A-1+       2,100,000           2,100,000
                                                                                                          -------------
                                                                                                             11,600,000
                                                                                                          -------------

        TOTAL MUNICIPAL BONDS (COST $236,990,556)................................................           236,990,556
                                                                                                          -------------



TOTAL INVESTMENTS (COST $236,990,556)+ - 99.9%....................................................          236,990,556
                                                                                                          -------------

OTHER ASSETS AND LIABILITIES, NET - 0.1%..........................................................              194,148
                                                                                                          -------------

NET ASSETS - 100.0%...............................................................................         $237,184,704
                                                                                                          =============

* Denotes a Variable or Floating Rate Note. Variable and Floating Rate Notes are instruments whose rates change periodically. The rate shown is the interest rate as of September 30, 1996.
+  Cost for federal income tax purposes.
TECP -- Tax-Exempt Commercial Paper.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
FINANCIAL STATEMENTS
------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1996

                                                                RODNEY SQUARE       RODNEY SQUARE
                                                                     FUND -               FUND -          RODNEY SQUARE
                                                                U.S. GOVERNMENT        MONEY MARKET         TAX-EXEMPT
                                                                   PORTFOLIO            PORTFOLIO              FUND
                                                                 --------------      --------------       -------------

ASSETS:
Investments in securities (including repurchase agreements
 of $123,989,300, $196,458,600 and $0, respectively),
 at value (amortized cost $342,197,795, $980,550,193,
 and $236,990,556, respectively) (Note 2).................        $  342,197,795      $  980,550,193      $  236,990,556
Interest receivable ......................................               843,208           4,594,542             931,433
Other assets..............................................                 6,699               9,523               5,013
                                                                  --------------      --------------       -------------
 Total assets ............................................           343,047,702         985,154,258         237,927,002
                                                                  --------------      --------------       -------------

LIABILITIES:
Dividends payable ........................................             1,449,096           3,896,862             627,040
Accrued management fee (Note 3) ..........................               139,866             369,176              97,793
Other accrued expenses (Note 3) ..........................                32,631              32,094              17,465
                                                                  --------------      --------------       -------------

 Total liabilities .......................................             1,621,593           4,298,132             742,298
                                                                  --------------      --------------       -------------

NET ASSETS ...............................................        $  341,426,109      $  980,856,126      $  237,184,704
                                                                  ==============      ==============      ==============

NET ASSETS CONSIST OF:
Capital paid in ..........................................        $  341,424,547      $  980,870,405      $  237,186,364
Accumulated realized gain (loss) on investments - net ...                  1,562            (14,279)             (1,660)
                                                                  --------------      --------------       -------------

NET ASSETS, for 341,424,547, 980,870,405, and 237,193,047,
 shares outstanding, respectively ........................        $  341,426,109      $  980,856,126      $  237,184,704
                                                                  ==============      ==============      ==============

NET ASSET VALUE, offering and redemption price per share:..             $1.00(1)            $1.00(2)            $1.00(3)
                                                                  ==============      ==============      ==============



1    $341,426,109 / 341,424,547 outstanding shares of beneficial interest,  no par value
2    $980,856,126 / 980,870,405 outstanding shares of beneficial interest,  no par value
3    $237,184,704 / 237,193,047 outstanding shares of beneficial interest,  no par value

STATEMENTS OF OPERATIONS
For the Fiscal Year Ended September 30, 1996

                                                                  RODNEY SQUARE        RODNEY SQUARE
                                                                      FUND -               FUND -          RODNEY SQUARE
                                                                 U.S. GOVERNMENT        MONEY MARKET         TAX-EXEMPT
                                                                    PORTFOLIO            PORTFOLIO              FUND
                                                                  --------------      --------------       -------------

INTEREST INCOME ..........................................        $   20,177,909      $   48,372,692      $   10,432,301
                                                                  --------------      --------------       -------------

EXPENSES:
Management  fee (Note 3) .................................             1,718,316           4,086,710           1,346,805
Accounting fee (Note 3) ..................................               103,119             203,902              87,310
Distribution expenses (Note 3)............................                71,124             105,102              21,498
Trustees' fees and expenses (Note 3) .....................                 6,375               9,375               6,600
Registration fees ........................................                36,702              44,624              38,071
Reports to shareholders ..................................                 5,261              10,979               8,410
Legal ....................................................                15,493              35,864              20,925
Audit ....................................................                14,360              29,139              29,099
Other ....................................................                43,873              83,151              40,682
                                                                  --------------      --------------       -------------

 Total expenses...........................................             2,014,623           4,608,846           1,599,400
                                                                  --------------      --------------       -------------

 Net investment income....................................            18,163,286          43,763,846           8,832,901
                                                                  --------------      --------------       -------------

REALIZED GAIN (LOSS) ON INVESTMENTS - NET (NOTE 2) .......                  (58)                 127                   0
                                                                  --------------      --------------       -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....        $   18,163,228      $   43,763,973      $    8,832,901
                                                                  ==============      ==============      ==============

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  RODNEY SQUARE        RODNEY SQUARE
                                                                      FUND -               FUND -          RODNEY SQUARE
                                                                 U.S. GOVERNMENT        MONEY MARKET         TAX-EXEMPT
                                                                    PORTFOLIO            PORTFOLIO              FUND
                                                                  --------------      --------------       -------------
For the Fiscal Year Ended September 30, 1996
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income ...................................        $   18,163,286      $   43,763,846      $    8,832,901
 Net realized gain (loss) on investments .................                  (58)                 127                   0
                                                                  --------------      --------------       -------------
 Net increase in net assets resulting from operations ....            18,163,228          43,763,973           8,832,901
                                                                  --------------      --------------       -------------
Dividends to shareholders from net investment income
 ($0.050, $0.050, and $0.031 per share, respectively) ....          (18,163,286)        (43,763,846)         (8,832,901)
                                                                  --------------      --------------       -------------
Share transactions at net asset value of $1.00 per share
 Proceeds from sale of shares ............................         4,435,793,585       6,848,793,367       2,137,883,514
 Shares issued to shareholders in reinvestment of dividends
    from net investment income ..........................                388,936           3,203,419             289,502
 Cost of shares redeemed .................................       (4,400,852,267)     (6,622,265,795)     (2,219,200,892)
                                                                  --------------      --------------       -------------
 Net increase (decrease) in net assets and shares resulting
  from share transactions ...............................             35,330,254         229,730,991        (81,027,876)
                                                                  --------------      --------------       -------------
Total increase (decrease) in net assets ..................            35,330,196         229,731,118        (81,027,876)

NET ASSETS:
 Beginning of year .......................................           306,095,913         751,125,008         318,212,580
                                                                  --------------      --------------       -------------
 End of year .............................................        $  341,426,109      $  980,856,126      $  237,184,704
                                                                  ==============      ==============      ==============

For the Fiscal Year Ended September 30, 1995
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income ...................................        $   18,666,118      $   37,030,904      $   11,879,978
 Net realized gain (loss) on investments .................               (6,526)                 243               4,106
                                                                  --------------      --------------       -------------
 Net increase in net assets resulting from operations ....            18,659,592          37,031,147          11,884,084

Dividends to shareholders from net investment income
 ($0.052, $0.054, and $0.033 per share, respectively) ....          (18,666,118)        (37,030,904)        (11,879,978)
                                                                  --------------      --------------       -------------
Share transactions at net asset value of $1.00 per share
 Proceeds from sale of shares ............................         3,161,916,931       5,233,294,691       2,175,933,192
 Shares issued to shareholders in reinvestment of dividends
    from net investment income ..........................                305,455           1,620,673             314,985
 Cost of shares redeemed .................................       (3,192,886,094)     (5,090,626,079)     (2,246,604,280)
                                                                  --------------      --------------       -------------
 Net increase (decrease) in net assets and shares resulting
  from share transactions ...............................           (30,663,708)         144,289,285        (70,356,103)
                                                                  --------------      --------------       -------------
Total increase (decrease) in net assets ..................          (30,670,234)         144,289,528        (70,351,997)

NET ASSETS:
 Beginning of year .......................................           336,766,147         606,835,480         388,564,577
                                                                  --------------      --------------       -------------
 End of year .............................................        $  306,095,913      $  751,125,008      $  318,212,580
                                                                  --------------      --------------       -------------

  The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                     FOR THE FISCAL YEARS ENDED SEPTEMBER 30,

                                                                  1996      1995     1994+    1993        1992
                                                                 -------   -------   -------   -------   -------
RODNEY SQUARE FUND - U.S. GOVERNMENT PORTFOLIO
For a Share Outstanding Throughout Each Year:

NET ASSET VALUE - BEGINNING OF YEAR  ...............               $1.00     $1.00     $1.00     $1.00     $1.00
                                                                 -------   -------   -------   -------   -------
Investment Operations:
 Net investment income ............................                0.050     0.052     0.033     0.028     0.038
                                                                 -------   -------   -------   -------   -------
Distributions:
 From net investment income ......................               (0.050)   (0.052)   (0.033)   (0.028)   (0.038)
                                                                 -------   -------   -------   -------   -------
NET ASSET VALUE - END OF YEAR  .....................               $1.00     $1.00     $1.00     $1.00     $1.00
                                                                 =======   =======   =======   =======   =======

Total Return .......................................               5.08%     5.37%     3.32%     2.83%     3.88%
Ratios (to average net assets)/Supplemental Data:
  Expenses .......................................                 0.55%     0.55%     0.53%     0.53%     0.54%
  Net investment income...........................                 4.97%     5.25%     3.27%     2.79%     3.84%
Net assets at end of year (000 omitted)                         $341,426  $306,096  $336,766  $386,067  $409,534

                                                                     FOR THE FISCAL YEARS ENDED SEPTEMBER 30,

                                                                  1996      1995      1994+     1993       1992
                                                                 -------   -------   -------   -------   -------
RODNEY SQUARE FUND - MONEY MARKET PORTFOLIO
For a Share Outstanding Throughout Each Year:

NET ASSET VALUE - BEGINNING OF YEAR ................               $1.00     $1.00     $1.00     $1.00     $1.00
                                                                 -------   -------   -------   -------   -------
Investment Operations:
 Net investment income ............................                0.050     0.054     0.033     0.029     0.041
                                                                 -------   -------   -------   -------   -------
Distributions:
 From net investment income ......................               (0.050)   (0.054)   (0.033)   (0.029)   (0.041)
                                                                 -------   -------   -------   -------   -------
NET ASSET VALUE - END OF YEAR  .....................               $1.00     $1.00     $1.00     $1.00     $1.00
                                                                 =======   =======   =======   =======   =======

Total Return .......................................               5.17%     5.50%     3.37%     2.92%     4.15%
Ratios (to average net assets)/Supplemental Data:
  Expenses .......................................                 0.53%     0.54%     0.53%     0.52%     0.52%
  Net investment income...........................                 5.03%     5.37%     3.33%     2.88%     4.06%
Net assets at end of year (000 omitted).............            $980,856  $751,125  $606,835  $649,424  $717,544


+ During the fiscal year ended September 30, 1994, the Fund Manager contributed capital of $0.0045 and $0.0028 per share to the U.S. Government Portfolio and the Money Market Portfolio, respectively.



                                                                     FOR THE FISCAL YEARS ENDED SEPTEMBER 30,

                                                                  1996      1995      1994      1993       1992
                                                                 -------   -------   -------   -------   -------
RODNEY SQUARE TAX-EXEMPT FUND
For a Share Outstanding Throughout Each Year:

NET ASSET VALUE - BEGINNING OF YEAR  ...............               $1.00     $1.00     $1.00     $1.00     $1.00
                                                                 -------   -------   -------   -------   -------
Investment Operations:
 Net investment income ............................                0.031     0.033     0.021     0.020     0.030
                                                                 -------   -------   -------   -------   -------
Distributions:
 From net investment income ......................               (0.031)   (0.033)   (0.021)   (0.020)   (0.030)
                                                                 -------   -------   -------   -------   -------
NET ASSET VALUE - END OF YEAR  .....................               $1.00     $1.00     $1.00     $1.00     $1.00
                                                                 =======   =======   =======   =======   =======

Total Return .......................................               3.11%     3.36%     2.17%     2.07%     3.06%
Ratios (to average net assets)/Supplemental Data:
  Expenses .......................................                 0.56%     0.54%     0.54%     0.54%     0.54%
  Net investment income...........................                 3.08%     3.29%     2.13%     2.05%     3.06%
Net assets at end of year (000 omitted).............            $237,185  $318,213  $388,565  $405,517  $327,098


THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------

1.DESCRIPTION  AND  SHARES OF THE FUND.  The Rodney  Square  Fund
  and the Rodney Square Tax-Exempt Fund (the "Fund(s)") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. The Declarations of Trust for the Rodney Square Fund, dated February 16, 1982, and the Rodney Square Tax-Exempt Fund, dated July 31, 1985, each as last amended on February 15, 1993, permit the Trustees of each Fund to create additional series (or portfolios), each of which may issue additional classes of shares. There are currently two portfolios, the U.S. Government Portfolio and the Money Market Portfolio (the "Portfolios"), in the Rodney Square Fund, each of which currently consists of a single class of shares. The Rodney Square Tax-Exempt Fund has one portfolio (also a "Portfolio") with a single class of shares.

2.SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of each Fund:

  SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act provided that the Fund complies with certain conditions. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

  FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for federal income tax purposes and each intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income and tax-exempt income to its shareholders. Therefore, no federal income tax provision is required. At September 30, 1996, the U.S. Government Portfolio, the Money Market Portfolio and the Rodney Square Tax-Exempt Fund had a net tax basis capital loss carryforward available to offset future capital gains of approximately $7,000, $14,000 and $2,000, respectively, which will expire as follows:

                                 CAPITAL LOSS       EXPIRATION
                                 CARRYFORWARD          DATE
                                 ------------       ----------
U.S. Government Portfolio          $    7,000          09/30/03
Money Market Portfolio             $   14,000          09/30/02
Rodney Square Tax-Exempt Fund      $    2,000          09/30/02


  INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends to shareholders of each Portfolio are declared daily from net investment income, which consists of accrued interest and discount earned
  (including original issue discount), less amortization of premium and the accrued expenses applicable to the dividend period. For the Rodney Square Tax-Exempt Fund only, the tax-exempt interest portion of each dividend is determined uniformly, based on the ratio of the Fund's tax-exempt and taxable income, if any, for the entire fiscal year.

  REPURCHASE AGREEMENTS. The Rodney Square Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Fund Manager, is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

  USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  OTHER. Investment security transactions are accounted for on a trade date basis. The Funds use the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Obligations of agencies and instrumentality's of the U.S. Government are not direct obligations of the U.S. Treasury and, thus, may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

  The Money Market Portfolio invests in short-term unsecured debt instruments of corporate issuers. Although the Fund maintains a diversified portfolio, the issuers' ability to meet their obligations may be affected by economic developments in a specific industry or region. The Money Market Portfolio had investments in corporate notes, commercial paper, certificates of deposit, and bankers'
  acceptances  of  domestic  and  foreign  banks  which  in   the
  aggregate approximated 41.4% of its total investments on September 30, 1996.

  Approximately 85.8% of the investments in the Rodney Square Tax-Exempt Fund on September 30, 1996 were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

3.MANAGEMENT  FEE  AND OTHER TRANSACTIONS WITH  AFFILIATES.   The
  Funds employ RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), to serve as Investment Adviser and Administrator to each of the Funds pursuant to separate Management Agreements each dated August 9, 1991. Under the Management Agreements, RSMC, subject to the supervision of the Funds' Boards of Trustees, directs the investments of the Portfolios in accordance with each Portfolio's investment objective, policies and limitations. Also under the Management Agreements, RSMC is responsible for administrative services such as budgeting, financial reporting, compliance monitoring and corporate management. For its services, the Funds pay RSMC a monthly fee at the annual rate of 0.47% of the average daily net assets of each Portfolio of the Funds.
  The management fee paid to RSMC for the fiscal year ended September 30, 1996, amounted to $1,718,316 for the U.S.
  Government Portfolio, $4,086,710 for the Money Market Portfolio and $1,346,805 for the Rodney Square Tax-Exempt Fund.

  RSMC determines the net asset value per share and provides all Fund accounting services pursuant to a separate Accounting Services Agreement with each Fund. For its services, RSMC receives an annual fee of $50,000 per Portfolio, plus an amount equal to 0.02% of each Portfolio's average daily net assets in excess of $100,000,000. For the fiscal year ended September 30, 1996, RSMC's fees for accounting services amounted to $103,119 for the U.S. Government Portfolio, $203,902 for the Money Market Portfolio and $87,310 for the Rodney Square Tax-Exempt Fund.

  WTC serves as Custodian of the assets of the Funds and is paid for the provision of this service by RSMC out of its management fee. The Funds reimburse WTC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services.

  RSMC serves as Transfer and Dividend Paying Agent for the Funds and does not receive any separate fees from the Funds for the performance of these services other than the reimbursement of all reasonable out-of-pocket expenses incurred by RSMC or its agents for the provision of such services.

  Pursuant to a Distribution Agreement with each Fund, dated as of December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Funds' Boards of Trustees have adopted, and shareholders have approved, distribution plans (the "12b-1 Plans") pursuant to Rule 12b-1 under the 1940 Act, to allow each Fund to reimburse RSD for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.20% of each Portfolio's average daily net assets annually to reimburse RSD for such expenses. For the fiscal year ended September 30, 1996, such expenses amounted to $71,124 for the U.S. Government Portfolio, $105,102 for the Money Market Portfolio and $21,498 for the Rodney Square Tax-Exempt Fund.

  The salaries of all officers of each Fund, the Trustees of each Fund who are "interested persons" of the Fund, WTC, RSMC, RSD, or their affiliates and all personnel of the Funds, WTC, RSMC or RSD performing services related to research, statistical and investment activities, are paid by WTC, RSMC, RSD, or their affiliates. The fees and expenses of the "non-interested" Trustees amounted to $6,375 for the U.S. Government Portfolio, $9,375 for the Money Market Portfolio and $6,600 for the Rodney Square Tax-Exempt Fund for the fiscal year ended September 30, 1996.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
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REPORT OF INDEPENDENT AUDITORS
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REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To  the  Shareholders and Trustees of The Rodney Square Fund  and
The Rodney Square Tax-Exempt Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Rodney Square Fund (comprising, respectively, the U.S. Government and the Money Market Portfolios) and The Rodney Square Tax-Exempt Fund (the "Funds"), as of September 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Rodney Square Fund and The Rodney Square Tax-Exempt Fund at September 30, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                            ERNST & YOUNG LLP

Baltimore, Maryland
October 21, 1996

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
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TAX INFORMATION
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Pursuant to Section 852 of the Internal Revenue Code of 1986, The
Rodney Square Tax-Exempt Fund designates $8,832,901 as tax-exempt dividends.

In January, 1997 shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in calendar year 1996, including any distributions paid between September 30, 1996 and December 31, 1996.

 [Outside cover -- divided into two sections]
 [Left section]


                          TRUSTEES
                        Eric Brucker
                       Fred L. Buckner
                    Robert J. Christian
                     Martin L. Klopping
                      John J. Quindlen
                  ------------------------

                         OFFICERS
                Martin L. Klopping, PRESIDENT
            Joseph M. Fahey, Jr., VICE PRESIDENT
        Robert C. Hancock, VICE PRESIDENT & TREASURER
                Carl M. Rizzo, Esq., SECRETARY
             Diane D. Marky, ASSISTANT SECRETARY
            Connie L. Meyers, ASSISTANT SECRETARY
             John J. Kelley, ASSISTANT TREASURER
       ------------------------------------------------

              FUND MANAGER, ADMINISTRATOR AND
                       TRANSFER AGENT
            Rodney Square Management Corporation
          ----------------------------------------

                          CUSTODIAN
                  Wilmington Trust Company
                ----------------------------

                         DISTRIBUTOR
              Rodney Square Distributors, Inc.
            -----------------------------------

                        LEGAL COUNSEL
                 Kirkpatrick & Lockhart LLP
               ------------------------------

                    INDEPENDENT AUDITORS
                      Ernst & Young LLP
                   ----------------------


  THIS REPORT IS SUBMITTED FOR THE  GENERAL INFORMATION OF THE
  SHAREHOLDERS OF THE FUNDS.  THE REPORT IS NOT AUTHORIZED FOR
  DISTRIBUTION  TO  PROSPECTIVE  INVESTORS IN THE FUNDS UNLESS
  PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

RS02  11/96
[Right section]

the RODNEY SQUARE
    FUND

         &

the RODNEY SQUARE
    TAX-EXEMPT
    FUND

[GRAPHIC]  Caesar Rodney
upon his galloping horse
facing right, reverse
image on dark background


    ANNUAL REPORT
  SEPTEMBER 30, 1996